Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (130,831,274)	$ (18,263,343)	¥ 11,209,523	¥ 7,817,760
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Allowance/(reversal of allowance for credit losses	9,125,428	1,273,861	(344,330)	5,216,045
Amortization of operating lease right-of-use assets			118,320	461,070
Share-based compensation	119,596,950	16,695,091
Deferred tax assets	1,217,929	170,016	86,082	(1,304,011)
Changes in operating assets and liabilities:
Accounts receivable	(11,435,022)	(1,596,268)	(26,005,178)	(9,140,806)
Advance to suppliers	(17,871,377)	(2,494,748)	16,496,102	(10,118,390)
Prepaid expenses and other current assets	(2,621,766)	(365,984)	(160,373)	59,134
Amounts due from related parties	24,300	3,392	(24,300)
Accounts payable	(1,007,930)	(140,702)	977,687	2,830,114
Contract liabilities	263,487	36,781	1,219,296	(25,609,138)
Income tax payable	(21,786)	(3,041)	3,634,706	3,908,566
Accrued expenses and other current liabilities	4,646,029	648,561	288,199	(3,206,683)
Lease liabilities			(118,320)	(461,070)
Amounts due to related parties	513,513	71,684	(143,382)	(64,208)
Net cash (used in)/provided by operating activities	(28,401,519)	(3,964,700)	7,234,032	(29,611,617)
Cash flows from financing activities:
Proceeds from borrowings	4,550,000	635,156	5,000,000	7,600,000
Repayments of borrowings	(4,973,000)	(694,204)	(7,520,000)	(7,980,000)
Proceeds of loans from related parties				30,000,180
Payment for deferred offering cost	(4,984,502)	(695,810)	(5,009,766)
Repayment of loans to related parties			(30,000,000)
Net proceeds from initial offering	47,372,559	6,612,954
Proceeds from shareholder contributions			31,500,000
Net cash provided by/(used in) financing activities	41,965,057	5,858,096	(6,029,766)	29,620,180
Cash flows from investing activity
Payments to acquire equity investment of other entities	(14,347,600)	(2,002,848)
Net cash (used in)/provided by investing activity	(14,347,600)	(2,002,848)
Net (decrease)/increase in cash	(784,062)	(109,452)	1,204,266	8,563
Cash at the beginning of year	1,252,793	174,882	48,527	39,964
Cash at the end of year	468,731	65,430	1,252,793	48,527
Supplemental disclosure of cash flow information:
Income tax paid	25,994	3,629	16,076	14,116
Interest paid	206,780	28,865	198,746	447,955
Supplemental disclosure of non-cash flow information:
Decrease in operating lease right-of-use asset and liabilities due to termination of lease contracts			¥ 610,565